ULTIMUS FUND SOLUTIONS, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

July 8, 2019

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	STAAR Investment Trust (“Registrant”) (SEC File Nos. 811-09152 and 333-08685)

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement, dated July 1, 2019, for the STAAR General Bond Fund and the STAAR Short-Term Bond Fund.

If you have any questions or would like further information, please contact me at (513) 346-3324.

Sincerely,

/s/ Elisabeth Dahl

Elisabeth Dahl

Senior Attorney